Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Treasury Only Portfolio - Class III - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.26%	0.79%	0.40%